SUMMARY OF BUSINESS ACQUISITION ASSETS AND GOODWILL ACQUIRED (Details) (Parenthetical) - Affinity DNA [member]	Jul. 14, 2022 AUD ($)
IfrsStatementLineItems [Line Items]
Intangible assets	$ 41,264	[1]
Estimated useful lives	5 years

[1]	Intangible assets relate to brand, trademark, trade names and domain names acquired as part of the business acquisition amounted to A$41,264 (refer to Note 16 for further details). The useful life of these intangibles are amortized on a straight-line basis over their estimated useful lives of five years.